RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Due to related party	$ 2,848,203		$ 390,550
Interest expense	(119,479)	$ 0
Ms. Ngai Ngai Lam [Member]
Due to related party	$ 2,800,000		$ 400,000
Annual interest rate	3.45%
Interest expense	$ 2,439